Warrant Liability	6 Months Ended
Apr. 30, 2023
Warrant liability [Abstract]
Warrant liability
5.	Warrant liability

On April 6, 2023, the Company issued 4,505,718 warrants in connection with its April 2023 Public Offering financing. At the time of the grant, these warrants were recorded at their fair value as a derivative liability as the terms of the warrant include a cashless exercise provision, under certain circumstances, and are revalued at the end of each reporting period. During the three and six month periods ended April 30, 2023, the Company recorded a loss on the revaluation of the total warrant liability of $360,557, in the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

The Black-Scholes option pricing model was used to measure the derivative warrant liability with the following assumptions:

April 30, 2023

Share Price	$0.46 - $0.56
Exercise Price	$0.78
Expected life	4.94 years
Risk-free interest rate	4.22% - 3.94%
Dividend yield	0.00%
Expected volatility	99%
Value of warrants	$1,434,942 - $1,795,499

The following table presents the changes in the warrants liability during the period:

Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,434,942
Changes in fair value	360,557
Balance as of April 30, 2023	$1,795,499